CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	2 Months Ended		3 Months Ended								9 Months Ended				10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2022		Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021		Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022		Sep. 30, 2021		Nov. 12, 2020	Dec. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues	$ 377		$ 409				$ 554				$ 2,579		$ 1,680		$ 4,132	$ 2,977
Cost of revenues	479		288				603				2,013		1,836		4,451	3,540
Gross profit (loss)	(102)		121				(49)				566		(156)		(319)	(563)
Operating expenses:
Selling, general and administrative	1,147		3,847				2,117				9,160		6,216		3,686	13,750
Operating loss	(1,249)		(3,726)				(2,166)				(8,594)		(6,372)		(4,005)	(14,313)
Other income (expense):
Interest expenses, net	(4)		(2)				(4)				(6)		(2)		(4)	(3)
Others	12		(202)				1				437		1		587	(287)
Total other (expense) income, net	8		(204)				(3)				431		(1)		583	(290)
Loss before income taxes	(1,241)		(3,930)				(2,169)				(8,163)		(6,373)		(3,422)	(14,603)
Income tax expenses	(2)										(14)		(3)			(11)
Net loss	$ (1,243)	$ (1,243)	$ (3,930)		$ (1,925)	$ (2,322)	$ (2,169)		$ (2,301)	$ (1,906)	$ (8,177)		$ (6,376)		$ (3,422)	$ (14,614)
Net loss per share of common stock:
Basic net loss per share	$ (0.07)		$ (0.20)				$ (0.12)				$ (0.44)		$ (0.36)			$ (0.83)
Diluted net loss per share	$ (0.07)		$ (0.20)				$ (0.12)				$ (0.44)		$ (0.36)			$ (0.83)
Weighted average shares outstanding, basic	17,500,000		19,664,273	[1]			17,500,000	[1]			18,390,891	[1]	17,500,000	[1]		17,500,000
Weighted average shares outstanding, diluted	17,500,000		19,664,273	[1]			17,500,000	[1]			18,390,891	[1]	17,500,000	[1]		17,500,000

[1]	The shares are presented on a retrospective basis to reflect the Company’s stock split (Note 7)